Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Opening balance	kr 2,074
Opening balance	9,164
Translation differences	(124)	kr 34
Closing balance	2,091	2,074
Closing balance	9,931	9,164
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	2,074	2,258
Additions	206	218
Disposals/repayments/deductions	(2)	(205)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	(185)	(205)
Reclassification	0	0
Translation differences	(2)	8
Closing balance	2,091	2,074
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	9,164	30,626
Additions	12,887	13,583
Disposals/repayments/deductions	(4,127)	(29,523)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	269	262
Reclassification	(8,262)	(5,784)
Translation differences	0	0
Closing balance	9,931	9,164
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	6,839	6,217
Additions	1,899	1,249
Disposals/repayments/deductions	(816)	(481)
Amortization	(457)	(288)
Change in value in funded pension plans	(1,033)	244
Revaluation	0	85
Reclassification	(65)	(542)
Translation differences	(17)	355
Closing balance	kr 6,350	kr 6,839